Average Annual Total Returns		12 Months Ended	54 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended	136 Months Ended	175 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Toews Hedged Oceana Fund | MSCI EAFE Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.82%		4.73%		5.20%		6.45%
Toews Hedged Oceana Fund | Toews Hedged Oceana Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.50%		2.12%		1.99%		0.47%
Performance Inception Date		Jun. 04, 2010
Toews Hedged Oceana Fund | Toews Hedged Oceana Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.08%		1.49%		1.58%		0.11%
Toews Hedged Oceana Fund | Toews Hedged Oceana Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.48%		1.39%		1.38%		0.23%
Toews Tactical Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.25%		(0.33%)		1.35%		2.15%
Toews Tactical Income Fund | ICE BofA Merrill Lynch High Yield Cash Pay Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.11%		4.06%		5.09%		6.28%
Toews Tactical Income Fund | Toews Tactical Income Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.47%		1.94%		2.96%		4.20%
Performance Inception Date		Jun. 04, 2010
Toews Tactical Income Fund | Toews Tactical Income Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.17%		0.59%		1.50%		2.55%
Toews Tactical Income Fund | Toews Tactical Income Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.21%		0.90%		1.63%		2.56%
Toews Hedged U.S. Fund | S&P 500 Total Return Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	25.02%		14.53%		13.10%		14.61%
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.87%		7.10%		4.94%		6.29%
Performance Inception Date		Jun. 04, 2010
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.39%		5.14%		3.83%		4.96%
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.71%		4.93%		3.54%		4.64%
Toews Hedged U.S. Opportunity Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	25.02%		14.53%		13.10%		14.61%
Toews Hedged U.S. Opportunity Fund | Morningstar US Small Cap Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	10.84%		8.08%		7.95%		10.86%
Toews Hedged U.S. Opportunity Fund | Toews Hedged U.S. Opportunity Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(5.37%)		3.73%		1.14%		3.12%
Performance Inception Date		Jun. 04, 2010
Toews Hedged U.S. Opportunity Fund | Toews Hedged U.S. Opportunity Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(7.09%)		2.27%		0.35%		2.10%
Toews Hedged U.S. Opportunity Fund | Toews Hedged U.S. Opportunity Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.17%)		2.52%		0.67%		2.21%
Toews Unconstrained Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	1.25%		(0.33%)		1.35%	1.80%
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.53%		1.07%		1.86%	1.98%
Performance Inception Date		Aug. 28, 2013
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.57%		(0.01%)		0.80%	0.87%
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.66%		0.36%		0.97%	1.03%
Toews Tactical Defensive Alpha Fund | S&P 500 Total Return Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	25.02%		14.53%	15.15%
Toews Tactical Defensive Alpha Fund | MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	18.67%		11.17%	11.90%
Toews Tactical Defensive Alpha Fund | CBOE S&P 500 BuyWrite Index (BXM)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	20.12%		6.88%	7.54%
Toews Tactical Defensive Alpha Fund | Toews Tactical Defensive Alpha Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.84%		3.93%	6.77%
Performance Inception Date		Jan. 07, 2016
Toews Tactical Defensive Alpha Fund | Toews Tactical Defensive Alpha Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.52%		1.78%	4.53%
Toews Tactical Defensive Alpha Fund | Toews Tactical Defensive Alpha Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.69%		2.54%	4.66%
Toews Agility Shares Dynamic Tactical Income ETF | Bloomberg Barclays Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]	1.25%	(1.62%)
Toews Agility Shares Dynamic Tactical Income ETF | Toews Agility Shares Dynamic Tactical Income ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.34%	1.81%
Toews Agility Shares Dynamic Tactical Income ETF | Toews Agility Shares Dynamic Tactical Income ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.17%	0.15%
Toews Agility Shares Dynamic Tactical Income ETF | Toews Agility Shares Dynamic Tactical Income ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	0.66%
Toews Agility Shares Managed Risk ETF | S&P 500 Total Return Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	17.42%
Toews Agility Shares Managed Risk ETF | CBOE S&P 500 BuyWrite Index (BXM)
Prospectus [Line Items]
Average Annual Return, Percent	[12]	20.12%	12.02%
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		14.18%	11.03%
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	9.63%
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.40%	8.30%

[1]	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.
[2]	Bloomberg U.S Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). It includes securities that have at least one year to maturity, and have an outstanding par value of at least $250 million. Bonds specifically excluded are tax-exempt municipal securities, inflation-linked bonds, floating-rate issues and convertible bonds. The index is market cap weighted and reconstituted on the last business day of the month. Investors cannot invest directly in an index or benchmark.
[3]	The ICE BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.
[4]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[5]	The S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Total Return version of the index is shown. Investors cannot invest directly in an index.
[6]	The Morningstar US Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.
[7]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.
[8]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.
[9]	The MSCI World Net Total Return USD Index captures large and mic cap representation across 23 Developed Markets (DM) countries. With 1,157 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
[10]	CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index®.
[11]	Bloomberg Barclays Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). It includes securities that have at least one year to maturity, and have an outstanding par value of at least $250 million. Bonds specifically excluded are tax-exempt municipal securities, inflation-linked bonds, floating-rate issues and convertible bonds. The index is market cap weighted and reconstituted on the last business day of the month. Investors cannot invest directly in an index or benchmark.
[12]	CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options. Investor cannot invest directly in an index.